Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 10,499	$ 33,321	$ (17,250)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	2,950	3,199	4,164
Amortization and change in contingent consideration	15,674	11,327	7,764
Stock-based compensation	3,750	2,244	2,404
Revaluation of warrants	(381)	(351)	5,413
Amortization of debt discount			21,107
Loss on disposal of fixed assets	178	51
Loss on impairment of long-lived assets		116	120
Payment of contingent consideration in excess of initial measurement	(3,361)	(662)
Provision for doubtful accounts	(261)	61	66
Deferred taxes	6,688	(20,198)	(1,334)
Excess tax benefit from the exercise of stock options	(1,901)
Changes in operating assets and liabilities:
Accounts receivable	(5,538)	475	(2,109)
Prepaid expenses and other current assets	(2,659)	(3,996)	(324)
Other assets	(160)	204	(303)
Accounts payable and accrued expenses	5,075	(29)	344
Customer obligations	23,680	28,917	1,522
Other liabilities	1,900	510	(1,108)
Net cash provided by operating activities	56,133	55,189	20,476
Cash flows used in investing activities:
Purchases of property and equipment	(12,291)	(9,408)	(7,257)
Cash consideration for business acquisitions, net of cash acquired	8,212	(1,852)	(5,012)
Cash paid for acquisition of client contracts	(6,006)
Change in restricted cash	1,790	(1,334)	(30)
Net cash used in investing activities	(8,295)	(12,594)	(12,299)
Cash flows from financing activities:
Proceeds from debt	29,470	12,064	2,837
Proceeds from initial public offering net of underwriters commissions and discounts	62,557
Proceeds from follow-on offering net of underwriters commissions and discounts	16,450
Proceeds from exercise of warrants	1,740
Proceeds from exercise of common stock options	4,392	27	5
Proceeds from issuance of common stock (Employee Stock Purchase Plan)	852
Payment of contingent consideration	(14,656)	(4,288)
Purchase of treasury stock	(113)	(57)
Excess tax benefit from the exercise of stock options	1,901
Net cash provided by financing activities	102,593	7,746	2,842
Net increase in cash and cash equivalents	150,431	50,341	11,019
Cash and cash equivalents at beginning of period	154,621	104,280	93,261
Cash and cash equivalents at end of period	305,052	154,621	104,280
Cash paid during the period for:
Interest	1,094	368	189
Taxes	583	442	383
Noncash financing and investing activities:
Conversion of convertible debt and accrued interest into Series E preferred stock			21,178
Accretion of redemption premium	2,301	6,209	6,740
Reduction in FBM contingent consideration due to re-negotiated lease	528
Reduction in FBM contingent consideration due to post-purchase price adjustment	2,316
Conversion of preferred stock to common stock	118,434
Conversion of preferred stock warrants to common stock warrants	738
PBS acquisition adjustment		590
Modification of warrants			$ 14,193